Financial Instruments - Summary of Interest-Bearing Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Carrying Amount	₺ (20,155,545)	₺ (12,536,149)	₺ (9,781,162)
USD [member] | Floating rate loans [member] | Variable rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	4.30%	3.20%
Carrying Amount	₺ (4,589,157)	₺ (2,880,615)
EUR [member] | Floating rate loans [member] | Variable rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	2.10%	2.10%
Carrying Amount	₺ (6,975,890)	₺ (5,511,579)